Shareholder Report, Holdings (Details) - C000000110 [Member]	Nov. 30, 2024
Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.90%
INDIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
IOWA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.40%
OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
OREGON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.30%
UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	5.90%
WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%